PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2 0 2 2	2 0 2 1

Government institutions	88	206
Prepaid expenses	260	470
Deposits	8	13
Other assets	223	150
	579	839